Share Purchase Warrants	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Share Purchase Warrants [Text Block]
7.	Share Purchase Warrants

The following table summarizes the continuity of the Company’s share purchase warrants:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price

Balance, June 30, 2012	3,234,265	Cdn$0.50

Expired	(1,723,658)	Cdn$0.50

Balance, December 31, 2012	1,510,607	Cdn$0.50

As at December 31, 2012, the following share purchase warrants were outstanding:

Number of	Exercise
Warrants	Price	Expiry Date

428,571	Cdn$0.50	January 8, 2013
1,082,036	Cdn$0.50	January 13, 2013

1,510,607

9.	Share Purchase Warrants

The following table summarizes the continuity of the Company’s share purchase warrants:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price
Balance, June 30, 2010	9,047,321	$0.13
Issued	1,723,658	Cdn$0.50
Expired	(9,047,321)	$0.13
Balance, June 30, 2011	1,723,658	Cdn$0.50
Issued	1,510,607	Cdn$0.50
Balance, June 30, 2012	3,234,265	Cdn$0.50

As at June 30, 2012, the following share purchase warrants were outstanding:

Number of	Exercise
Warrants	Price	Expiry Date

1,674,730	Cdn$0.50	November 10, 2012
48,928	Cdn$0.50	December 7, 2012
428,571	Cdn$0.50	January 8, 2013
1,082,036	Cdn$0.50	January 13, 2013

3,234,265